Disclosure of detailed information about per share amounts (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 1	$ 61,682,462
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 2	42,095,366
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 3	36,492,207
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 4	61,682,462
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 5	42,095,366
Supplemental Information Disclosure Of Detailed Information About Per Share Amounts 6	$ 36,492,207